EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL

26.EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL

During the year ended December 31, 2023, employee benefits expense recognized in the consolidated statements of income was $1,269.6 million (2022 — $1,113.9 million). In 2023 and 2022, there were no related party transactions other than compensation of key management personnel. Key management personnel include the members of the Board and the senior leadership team.

The following table sets out the compensation of key management personnel:

	Year Ended December 31,
	2023	2022
Salaries, short-term incentives and other benefits	$14,273	$28,841
Post-employment benefits	2,474	2,198
Share-based payments	28,355	26,567
Total	$45,102	$57,606